FAIR VALUE MEASUREMENTS - Fair value of financial instruments (Details) - USD ($)	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 600,000	$ 300,000
Term loan | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amount	234,201,000	221,496,000
Term loan | Carrying Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amount		221,496,000	$ 223,223,000
Term loan | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amount	$ 235,372,000	221,081,000
Term loan | Estimated Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities		221,081,000	220,712,000
Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities		$ 300,000	$ 0